INCOME TAXES - Summary of Company's Income Before Income Taxes (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Luxembourg	$ (657,511)	$ (15,309)	$ (1,230)	$ 50
U.S.	(23,500)	49,186	35,703	(60,660)
Other foreign jurisdictions	(4,121)	888	259	899
(Loss) income before income taxes	$ (685,132)	$ 34,765	$ 34,732	$ (59,711)